Stock-Based Compensation (Details) - Schedule of stock option activity under the Plan - Ambulnz, Inc. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation (Details) - Schedule of stock option activity under the Plan [Line Items]
Options Shares, Beginning	7,186	5,600	4,250
Weighted Average Exercise Price, Beginning (in Dollars per share)	$ 1,190	$ 1,236	$ 1,415
Weighted Average Remaining Contractual Life in Years, Beginning	7 years		7 years 9 months 21 days
Aggregate Intrinsic Value, Beginning (in Dollars)	$ 8,129,671	$ 1,344,800	$ 1,344,800
Options Shares , Granted/Vested	1,394	1,605	2,050
Weighted Average Exercise Price , Granted/Vested (in Dollars per share)	$ 5,043	$ 1,073	$ 1,023
Weighted Average Remaining Contractual Life in Years , Granted/Vested		9 years 1 month 9 days	10 years 3 days
Aggregate Intrinsic Value, Granted/Vested (in Dollars)
Options Shares , Exercised
Weighted Average Exercise Price , Exercised (in Dollars per share)
Weighted Average Remaining Contractual Life in Years , Exercised
Aggregate Intrinsic Value, Exercised
Options Shares , Cancelled		(19)	(700)
Weighted Average Exercise Price , Cancelled (in Dollars per share)		$ (1,023)	$ 4,104
Weighted Average Remaining Contractual Life in Years , Cancelled
Aggregate Intrinsic Value, Cancelled
Options Shares, Ending		7,186	5,600
Weighted Average Exercise Price , Ending (in Dollars per share)		$ 1,190	$ 1,236
Weighted Average Remaining Contractual Life in Years , Ending		7 years 3 months 10 days	7 years 8 months 26 days
Aggregate Intrinsic Value , Ending (in Dollars)	$ 8,129,671	$ 8,129,671	$ 1,344,800
Options Shares , Options vested and exercisable		3,855
Weighted Average Exercise Price , Options vested and exercisable		837.11
Weighted Average Remaining Contractual Life in Years , Options vested and exercisable		6 years 1 month 20 days
Aggregate Intrinsic Value , Options vested and exercisable (in Dollars)	$ 38,121,110	$ 3,967,775